Share capital, additional paid-in capital, share premium and other reserves - Summary of authorised, issued and fully paid shares (Details) - shares shares in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital
Authorised shares	230,850	230,850	230,850
Issued and fully paid shares	62,713	62,713	62,713
Ordinary Class A shares
Disclosure of classes of share capital
Authorised shares	127,914	127,914	127,914
Issued and fully paid shares	10,414	10,414	10,414
Ordinary Class B shares
Disclosure of classes of share capital
Authorised shares	102,936	102,936	102,936
Issued and fully paid shares	52,299	52,299	52,299